Victory Target Retirement 2040 Fund Shareholder Fees - Victory Target Retirement 2040 Fund - Fund Shares	Apr. 30, 2026
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%